Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Revenues-third parties		¥ 9,849	$ 1,428	¥ 16,581	¥ 20,373
Revenues-related parties		2,195	318	1,405	136
Total revenues		12,044	1,746	17,986	20,509
Cost of revenues		(3,708)	(538)	(5,732)	(7,628)
Gross Profit		8,336	1,208	12,254	12,881
Operating expenses:
Selling and marketing expenses		(12,154)	(1,762)	(21,420)	(19,674)
Research and development expenses		(9,532)	(1,381)	(16,204)	(11,576)
General and administrative expenses		(70,788)	(10,263)	(80,676)	(74,757)
Impairment of long-term investments					(1,430)
Impairment of intangible assets		(7,911)	(1,147)	(3,828)
Impairment of goodwill		(12,758)	(1,850)	(2,223)
Loss from operations		(104,807)	(15,195)	(112,097)	(94,556)
Non-operating income and expenses:
Interest expense, net		(373)	(54)	(4,257)	(1,143)
Foreign exchange loss, net		(787)	(114)	(202)	(667)
Share of net gain (loss) in equity method investments		156	23	132	(13)
Other income (expense), net		(61)	(9)	990	9,096
Gain from a step acquisition				3,240
Change in fair value of convertible debt		144	21	(9,073)	6,630
Loss before income taxes	[1]	(105,728)	(15,328)	(121,267)	(80,653)
Income tax benefit		2,130	309	1,180	88
Net loss		(103,598)	(15,019)	(120,087)	(80,565)
Net loss attributable to noncontrolling interests		(1,705)	(247)	(1,392)	(90)
Net loss attributable to ordinary shareholders		¥ (101,893)	$ (14,772)	¥ (118,695)	¥ (80,475)
Loss per share
Class A and B ordinary shares - basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (2.66)	$ (0.39)	¥ (8.72)	¥ (7.19)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Class A and Class B ordinary shares - basic and diluted (in Shares)		38,242,073	38,242,073	13,605,515	11,190,079
Other comprehensive (loss) income, net of tax:
Fair value change relating to Company’s own credit risk on convertible loan					¥ (108)
Foreign currency translation differences		(269)	(39)	(263)	2,793
Total comprehensive loss		(103,867)	(15,058)	(120,350)	(77,880)
Total comprehensive loss attributable to noncontrolling interests		(1,705)	(247)	(1,392)	(90)
Total comprehensive loss attributable to ordinary shareholders		¥ (102,162)	$ (14,811)	¥ (118,958)	¥ (77,790)

[1]	Adjusted tax loss before income taxes for Non-PRC and PRC was RMB59,865 (US$8,680) and RMB32,481 (US$4,709) for the year ended December 31, 2022.